PGIM S&P 500 Buffer 12 ETF - June
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 103.4%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $827,790)(wb)	827,790	$827,790
Options Purchased*~ 102.5%
(cost $92,022,568)		91,344,555

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.4% (cost $92,850,358)		92,172,345
Options Written*~ (3.4)%
(premiums received $3,833,724)		(2,972,125)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $89,016,634)		89,200,220
Liabilities in excess of other assets (0.0)%		(33,232)

Net Assets 100.0%		$89,166,988

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/28/27	$7.56		1,180		118	$86,750,367
State Street SPDR S&P 500 ETF Trust	Put	05/28/27	$756.48		1,180		118	4,594,188
Total Options Purchased (cost $92,022,568)								$91,344,555
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/28/27	$876.76		1,180		118	$(803,214)
State Street SPDR S&P 500 ETF Trust	Put	05/28/27	$665.70		1,180		118	(2,168,911)
Total Options Written (premiums received $3,833,724)								$(2,972,125)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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